Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of Capital and Reserves

Capital and reserves in number of shares	Class A ordinary shares	Class B ordinary shares	Shares	Participation certificates
Equity instruments as of January 1, 2021 and as of December 31, 2020	—	—	344,611	155,389
Issued during the year before the IPO	—	—	—	3,320
Reorganization transactions	180,314,159	903,670,701	(344,611)	(158,709)
Issued during the year during and subsequent to the IPO	26,257,358	—	—	—

Equity instruments as of December 31, 2021	206,571,517	903,670,701	—	—